Himax Technologies, Inc. (the Parent Company only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Comprehensive Income Caption [Line Items]
Net income	$ 55,924	$ 50,138	$ 9,507
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(12)	59	(305)
Reclassification adjustment for realized losses (gains) included in net income	8	(648)	(350)
Foreign currency translation adjustments, not subject to income tax	161	50	128
Net unrecognized actuarial gain (loss), net of tax of $(125), $8 and $(99) in 2011, 2012 and 2013, respectively	(401)	233	(573)
Comprehensive income attributable to Himax Technologies, Inc. stockholders	61,201	51,293	9,668
Parent Company [Member]
Condensed Comprehensive Income Caption [Line Items]
Net income	61,476	51,596	10,706
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(12)	59	(305)
Reclassification adjustment for realized losses (gains) included in net income	8	(648)	(350)
Foreign currency translation adjustments, not subject to income tax	161	50	128
Net unrecognized actuarial gain (loss), net of tax of $(125), $8 and $(99) in 2011, 2012 and 2013, respectively	(401)	233	(573)
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 61,232	$ 51,290	$ 9,606